Consolidated Statements of Comprehensive Income / (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Income / (Loss) [Abstract]
Net income / (loss) from continuing and discontinued operations	$ (9,706)	$ 3,777	$ (32,057)
Other comprehensive income / (loss) (Actuarial gain / (loss))	(10)	(61)	12
Comprehensive income / (loss) from continuing and discontinued operations	$ (9,716)	$ 3,716	$ (32,045)